Operating Leases - Lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Lessor Lease Description Line Items
Right-of-use asset	$ 1,490	$ 1,799	$ 2,300
Lease liability	1,490		2,300
Cumulative effect adjustment to retained earnings of initially applying the new lease standard	0
Lease cost	$ 600
Weighted average discount rate (as a percent)	4.80%
Partnership's lease liabilities from leased-in equipment
2021	$ 703
2022	703
2023	58
2024	58
2025	44
Total	1,566
Less imputed interest	76
Carrying value of operating lease liabilities	$ 1,490		$ 2,300
Tove Knutsen [Member]
Lessor Lease Description Line Items
Weighted average discount rate (as a percent)	2.30%
Weighted average remaining lease term	4 years 9 months 18 days	2 years